UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds Inc
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS.

ANNUAL SHAREHOLDER REPORT

December 31, 2024

MANOR FUND

MNRMX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Fund - MNRMX (the “Fund”) for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Fund	$138	1.25%

*Annualized

managment’s discussion of fund performance

During the year ending December 31, 2024 the Fund was helped by strong performance from Applovin Corporation, Apollo Global Management, Vertiv Holdings Co., and Netflix, Inc. It is interesting to note that three of these four names were positions that were added to the Fund during the year. The shares of Applovin moved steadily higher after mid-year, then rallied sharply higher after the company reported revenue and earnings that exceeded expectations, significant year-over-year revenue growth, and an increase in its share repurchase authorization. The shares of Apollo Global Management rallied sharply higher after mid-year, as well. The company reported strong revenue growth and consistent growth in assets under management. The shares of Vertiv rose throughout the year. The company reported revenue and earnings growth over several quarters, raised revenue and earnings expectations, and raised its annual cash dividend. The shares of Netflix rose steadily throughout the year. The company reported revenue and earnings growth each quarter that exceeded expectations, and raised revenue and earnings guidance each quarter, as well.

Notable laggards during the year ending December 31, 2024 include Devon Energy Corp., Elevance Health, Inc., Microchip Technology, Inc., and Charter Communications, Inc. The shares of Devon Energy fell throughout the year. The price action was roughly in line with the energy sector. Devon consistently beat earnings expectations and management comments were positive regarding forecasted production goals, but the results were not enough to offset the general decline in energy stocks. The shares of Elevance Health fell sharply late in the year when the company reported earnings that were significantly below consensus expectations and lowered its earnings guidance for the fiscal year. Weakness in the healthcare sector also contributed to the decline. The shares of Microchip Technology were weak throughout the year. The company announced several times that earnings exceeded expectations but lowered earnings expectations each quarter. The shares of Charter Communications fell sharply early in the year when the company reported earnings that were below expectations and weak revenue growth. The stock remained weak, and we exited the position and used the proceeds to add another position with more attractive growth potential.

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Fund	20.06%	10.85%	8.47%
Lipper Large Cap Core Index	23.52%	13.51%	12.09%
S&P 500	25.02%	14.51%	13.09%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past Ten Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-787-3334.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$9.7 MILLION	28	12.04%	$69,028

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized using Morningstar® classifications.

top ten holdings (% of net assets)

1.	AppLovin Corp. Class A	7.88%
2.	Applied Materials, Inc.	6.01%
3.	Microsoft Corp.	5.76%
4.	Apollo Global Management, Inc. Class A	5.12%
5.	Vertiv Holdings Co. Class A	4.81%
6.	Avery Dennison Corp.	4.31%
7.	Netflix, Inc.	4.29%
8.	Booking Holdings, Inc.	4.28%
9.	JP Morgan Chase & Co.	4.13%
10.	Cummins, Inc.	4.01%
	Total % of Net Assets	50.60%

How has the fund changed

As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Manor Fund documents not be householded, please contact Manor Fund at 1-800-787-3334, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Manor Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.manorfunds.com or contact us at 1-800-787-3334.

ANNUAL SHAREHOLDER REPORT

December 31, 2024

MANOR GROWTH FUND

MNRGX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Growth Fund - MNRGX (the “Fund”) for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Growth Fund	$111	0.99%

*Annualized

managment’s discussion of fund performance

During the year ended December 31, 2024 the Fund was helped by strong performance from Applovin Corp., Apple, Inc., Apollo Global Management, and Amazon.com. The shares of Applovin rallied after the company reported revenue and earnings that exceeded expectations, significant year-over-year revenue growth, and an increase in its share repurchase authorization. The shares of Apple fell early in the year, then turned higher when Apple announced revenue and earnings that exceeded expectations, strong revenue in its iPhone and Services segments, and increased their dividend and share repurchase authorization. The shares of Apollo Global Management rallied sharply after mid-year, as well. The company reported strong revenue growth and consistent growth in assets under management. The shares of Amazon traded in a choppy pattern through the early part of the year, then turned upward after several positive earnings reports. Amazon reported strong revenue growth, earnings that exceeded expectations and better than expected operating income in the earnings reports during the second half of the year.

Notable laggards during the year ended December 31, 2024 include Dollar Tree, Inc., Regeneron Pharmaceuticals, ON Semiconductor, and Akamai Technologies. The shares of Dollar Tree fell as this deep discount retailer struggled to execute in the face of continued inflationary pressures. The shares dropped in March and September when the company reported earnings that missed expectations and lowered earnings guidance. The shares of Regeneron Pharmaceuticals moved higher through mid-year when the company reported revenue and earnings that exceeded expectations, but the shares turned sharply lower when a judge denied Regeneron’s request for a preliminary injunction to prevent Amgen from marketing a biosimilar product to Regeneron’s Eylea, a drug that represents 50% of Regeneron’s revenue. The shares fell again when the company failed to block Amgen’s product in court. The shares of ON Semiconductor trended lower during the year. The company reported earnings that exceeded expectations, but revenue trended lower. The revenue declines prompted On Semi to reduce earnings guidance, putting added pressure on the shares. The shares of Akamai Technologies also trended lower. Reported earnings exceeded expectations each quarter, but revenue growth remained in the mid-single digit range. The shares dropped further when the company finally lowered revenue guidance.

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Growth Fund	24.46%	15.38%	12.56%
Lipper Large Cap Growth Index	30.72%	16.73%	14.94%
S&P 500	25.02%	14.51%	13.09%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past Ten Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-787-3334.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$17.6 MILLION	25	12.05%	$120,657

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized using Morningstar® classifications.

top ten holdings (% of net assets)

1.	Apple, Inc.	13.02%
2.	AppLovin Corp. Class A	7.73%
3.	Amazon.com, Inc.	6.13%
4.	United Rentals, Inc.	5.87%
5.	Eli Lilly & Co.	5.62%
6.	Microsoft Corp.	5.31%
7.	Apollo Global Management, Inc. Class A	5.01%
8.	Vertiv Holdings Co. Class A	4.67%
9.	Netflix, Inc.	4.17%
10.	Salesforce.com, Inc.	3.61%
	Total % of Net Assets	61.14%

How has the fund changed

As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Manor Growth Fund documents not be householded, please contact Manor Growth Fund at 1-800-787-3334, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Manor Growth Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.manorfunds.com or contact us at 1-800-787-3334.

ANNUAL SHAREHOLDER REPORT

December 31, 2024

MANOR BOND FUND

MNRBX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Bond Fund - MNRBX (the “Fund”) for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Bond Fund	$95	0.95%

*Annualized

managment’s discussion of fund performance

The Bond Fund is managed to provide shareholders with a conservative portfolio of fixed income securities managed to provide stability and liquidity, as compared to investments in the stock market. The fund affords shareholders the capability to manage their investment allocation to create a balanced portfolio of stocks and bonds, and the ability to easily adjust their investment allocation as their needs change. The fund is managed using a laddered portfolio of US Treasury securities. The term “laddered portfolio” refers to an investment strategy that purchases fixed income securities with staggered maturity dates to create a portfolio that approximates a certain target of income, maturity, yield to maturity, and risk. The portfolio of the fund is managed to approximate the above risk/return characteristics compared to an intermediate maturity US Treasury security. This segment of the yield curve has historically provided an attractive risk/return profile over market cycles, and provided a competitive return over the past year as compared to other funds investing in US Government securities.

The bond market faced uncertainty throughout the year. Rates moved higher during the first few months, turned lower, then moved higher through year-end. As an example, the yield on the 10-year US Treasury note fell from 3.87% to 3.62% at mid-year, then rose to 4.57% at year-end. The uncertainty was due to conflicting economic indicators, inflation worries, and inconsistent messaging from the Fed regarding the direction of interest rate policy. As the year began, fixed income investors struggled to assess the impact of the aggressive monetary tightening over the previous two years when the Fed pushed rates higher to combat inflation. The rate increases did push inflation lower, but at the same time raised investor concern that higher interest rates could trigger a recession. As the year progressed, lower inflation coupled with soft employment numbers and slowing economic growth pushed yields lower, reinforcing recessionary concerns. Under mounting pressure, the Fed cut short-term interest rates by 0.50% and indicated that they expected to cut rates several times before year-end. The Fed cut rates two more times, but intermediate and long-term yields pushed higher as the expected economic slowdown failed to materialize. The rise in yields triggered a principal decline that consumed much of the interest income, resulting in modest returns for the year.

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Bond Fund	0.96%	-0.12%	0.28%
Lipper US Government Index	1.06%	-0.25%	0.91%
Bloomberg Barclays Intermediate Treasury Index	2.42%	0.48%	1.23%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past Ten Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-787-3334.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2.5 MILLION	8	0.00%	$9,873

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized based on asset type.

top SEVEN holdings (% OF NET ASSETS)

1.	US Treasury Note, 4.25%, Due 11/15/2034	29.28%
2.	US Treasury Note 4.125% Due 11/15/2032	25.41%
3.	US Treasury Note 0.50% Due 02/28/2026	15.36%
4.	US Treasury Note 1.75% Due 11/15/2029	11.55%
5.	US Treasury Note 1.50% Due 08/15/2026	5.76%
6.	US Treasury Note, Series C, 0.625% Due 05/15/2030	5.75%
7.	US Treasury Note 2.875% Due 05/15/2028	3.83%
8.	Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class	2.67%
	Total % of Net Assets	99.61%

How has the fund changed

As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Manor Bond Fund documents not be householded, please contact Manor Bond Fund at 1-800-787-3334, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Manor Bond Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.manorfunds.com or contact us at 1-800-787-3334.

ITEM 2. CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by Fred Myers. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant limited to the preparation of income tax returns. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	12/31/2024	12/31/2023
Audit Fees	$28,000	$28,000
Audit Related Fees	$0	$0
Tax Fees	$6,600	$6,600
All Other Fees	$0	$0

e)	The audit committee of the funds will review and discuss the scope of services provided by the principal accountant over the preceding two years. The committee will determine if the fees, as presented, accurately represent the services rendered, and if the scope of those services fulfill the needs of the funds. The committee incorporates this information into the approval of the principal accountant by the entire Board of Trustees. The committee reviewed and approved all principal accountant fees and services provided to the fund.

f)	All audit related services provided by the principal accountant were performed by full-time principal employees.

g)	The audit committee has not approved any Non-Audit-Related fees over the past two fiscal years and the principal accountant has not billed the fund for any Non-Audit-Related services. The audit committee approved the Tax-Fees billed to the funds for the last two fiscal years. The services approved are limited to the preparation of income tax returns for the funds. The audit committee has not approved any other fees pertinent to the All Other Fees category over the past two fiscal years and the principal accountant has not billed the fund for any services applicable to this category. The principal accountant also provides tax preparation and filing services for the investment advisor of the fund.

h)	The audit committee reviewed non-audit services performed by the principal account for the investment advisor of the fund and determined that these fees and services are compatible with maintaining the independence of the principal accountant.

i)	The registrant does not have a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

j) The registrant is not a foreign issuer, as defined in 17 CFR, 240, 3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT COMPANIES.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Annual Financial Statements

December 31, 2024

	Manor Investment Funds
	Manor Fund

Schedule of Investments
December 31, 2024

Shares		Fair Value

COMMON STOCKS - 94.83%

Beverages - 2.06%
1,318	PepsiCo, Inc.	$ 200,415

Computer Peripheral Equipment - 3.53%
1,890	Palo Alto Networks, Inc. *	343,904

Computer Storage Devices - 2.27%
1,907	NetApp, Inc.	221,365

Converted Paper & Paperboard Products (No Container/Boxes) - 4.31%
2,244	Avery Dennison Corp.	419,920

Crude Petroleum & Natural Gas - 2.29%
6,811	Devon Energy Corp.	222,924

Electronic Components - 4.81%
4,122	Vertiv Holdings Co. Class A	468,300

Engines & Turbines - 4.01%
1,121	Cummins, Inc.	390,781

Hospital & Medical Service Plans - 2.94%
777	Elevance Health, Inc.	286,635

Investment Advice - 5.12%
3,023	Apollo Global Management, Inc. Class A	499,279

Life Insurance - 1.92%
2,279	Metlife, Inc.	186,605

National Commercial Banks - 6.95%
1,680	JP Morgan Chase & Co.	402,713
1,424	PNC Financial Services Group, Inc.	274,618
		677,331

Operative Builders - 3.19%
2,226	D.R. Horton, Inc.	311,239

Petroleum Refining - 3.17%
2,519	Valero Energy Corp.	308,804

Pharmaceutical Preparations - 3.30%
1,810	AbbVie, Inc.	321,637

Retail-Grocery Stores - 1.97%
3,144	The Kroger Co.	192,256

Retail-Lumber & Other Building Materials Dealers - 2.91%
1,147	Lowes Cos., Inc.	283,080

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.40%
498	Northrop Grumman Corp.	233,706

Semiconductors & Related Devices - 9.31%
3,598	Applied Materials, Inc.	585,143
2,400	NVIDIA Corp.	322,296
		907,439
Services-Computer Programming, Data Processing, Etc. - 11.10%
1,658	Alphabet, Inc. Class A	313,859
2,370	AppLovin Corp. Class A *	767,477
		1,081,336
Services-Prepackaged Software - 5.76%
1,332	Microsoft Corp.	561,438

Services-Video Tape Rental - 4.29%
469	Netflix, Inc. *	418,029

Transportation Services - 4.28%
84	Booking Holdings, Inc.	417,347

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.94%
1,276	Cencora, Inc.	286,692

TOTAL FOR COMMON STOCKS (Cost $3,816,026) - 94.83%		9,240,462

REAL ESTATE INVESTMENT TRUST - 3.59%
371	Equinix, Inc.	349,812
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $138,089) - 3.59%		349,812

MONEY MARKET FUND - 1.57%
153,083	Federated Hermes Government Obligations Fund - Institutional Class 4.35% ** (Cost $153,083)	153,083

TOTAL INVESTMENTS (Cost $4,107,198) - 99.99%		9,743,357

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.01%	862

NET ASSETS - 100.00%	$9,744,219

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2024.

The accompanying notes are an integral part of these financial statements.

	Manor Investment Funds
	Growth Fund

Schedule of Investments
December 31, 2024

Shares		Fair Value

COMMON STOCKS - 98.17%

Computer Peripheral Equipment - 3.39%
3,272	Palo Alto Networks, Inc. *	$ 595,373

Crude Petroleum & Natural Gas - 2.12%
3,040	EOG Resources, Inc.	372,643

Electronic Components - 4.67%
7,212	Vertiv Holdings Co. Class A	819,355

Electronic Computers - 13.02%
9,124	Apple, Inc.	2,284,832

Hospital & Medical Service Plans - 3.14%
1,091	Unitedhealth Group, Inc.	551,893

Investment Advice - 5.01%
5,319	Apollo Global Management, Inc. Class A	878,486

Measuring & Controlling Devices - 2.56%
865	Thermo Fisher Scientific, Inc.	449,999

Pharmaceutical Preparations - 9.99%
2,306	AbbVie, Inc.	409,776
1,278	Eli Lilly & Co.	986,616
501	Regeneron Pharmaceuticals, Inc. *	356,877
		1,753,269
Radio & TV Broadcasting & Communuications Equipment - 2.65%
3,024	Qualcomm, Inc.	464,547

Retail-Building Materials, Hardware, Garden Supply - 3.51%
1,810	The Sherwin-Williams Co.	615,273

Retail-Catalog & Mail-Order Houses - 6.13%
4,903	Amazon.com, Inc. *	1,075,669

Retail-Variety Stores - 0.94%
2,208	Dollar Tree, Inc. *	165,468

Semiconductors & Related Devices - 3.09%
4,044	NVIDIA Corp.	543,069

Services-Business Services - 4.40%
3,191	Akamai Technologies, Inc. *	305,219
887	MasterCard, Inc. Class A	467,068
		772,287
Services-Computer Programming, Data Processing, Etc. - 14.59%
3,167	Alphabet, Inc. Class A	599,513
3,172	Alphabet, Inc. Class C	604,076
4,192	AppLovin Corp. Class A *	1,357,495
		2,561,084
Services-Equipment Rental & Leasing - 5.87%
1,462	United Rentals, Inc.	1,029,891

Services-Prepackaged Software - 8.92%
2,213	Microsoft Corp.	932,780
1,893	Salesforce.com, Inc.	632,887
		1,565,667
Services-Video Tape Rental - 4.17%
822	Netflix, Inc. *	732,665

TOTAL FOR COMMON STOCKS (Cost $5,495,885) - 98.17%		17,231,470

MONEY MARKET FUND - 1.91%
335,721	Federated Hermes Government Obligations Fund - Institutional Class 4.35%** (Cost $335,721)	335,721

TOTAL INVESTMENTS (Cost $5,831,606) - 100.08%		17,567,191

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08)%		(14,115)

NET ASSETS - 100.00%		$17,553,076

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2024.

The accompanying notes are an integral part of these financial statements.

	Manor Investment Funds
	Bond Fund

Schedule of Investments
December 31, 2024

Face Amount		Fair Value

US TREASURY NOTES - 96.94%
400,000	US Treasury Note 0.50% Due 02/28/2026	$ 383,219
150,000	US Treasury Note 1.50% Due 08/15/2026	143,584
100,000	US Treasury Note 2.875% Due 05/15/2028	95,508
325,000	US Treasury Note 1.75% Due 11/15/2029	288,184
175,000	US Treasury Note, Series C, 0.625% Due 05/15/2030	143,575
650,000	US Treasury Note 4.125% Due 11/15/2032	633,978
750,000	US Treasury Note 4.25% Due 11/15/2034	730,664

TOTAL FOR US TREASURY NOTES (Cost $2,524,526) - 96.94%		2,418,712

MONEY MARKET FUND - 2.67%
Shares
66,660	Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 4.35%* (Cost $66,660)	66,660

TOTAL INVESTMENTS (Cost $2,591,186) - 99.61%		2,485,372

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.39%		9,853

NET ASSETS - 100.00%		$2,495,225

* Variable rate security; the coupon rate shown represents the yield at December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds

Statements of Assets and Liabilities
December 31, 2024

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $4,107,198, $5,831,606, and $2,591,186, respectively)	$ 9,743,357	$ 17,567,191	$ 2,485,372
Cash	8,700	8,000	-
Receivables:
Shareholder Subscriptions	400	400	200
Dividends and Interest	2,422	3,389	11,919
Total Assets	9,754,879	17,578,980	2,497,491
Liabilities:
Payables:
Shareholder Redemptions	-	10,750	250
Due to Advisor	10,660	15,154	2,016
Total Liabilities	10,660	25,904	2,266
Net Assets	$ 9,744,219	$ 17,553,076	$ 2,495,225

Net Assets Consist of:
Capital Stock	$ 262	$ 419	$ 251
Paid In Capital	4,107,798	5,817,600	2,616,780
Distributable Earnings (Deficit)	5,636,159	11,735,057	(121,806)
Net Assets (10,000,000 shares authorized, $0.001 par value) for 261,901
418,516, and 250,526 shares outstanding, respectively.	$ 9,744,219	$ 17,553,076	$ 2,495,225

Net Asset Value and Offering Price Per Share	$ 37.21	$ 41.94	$ 9.96

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds

Statements of Operations
For the year ended December 31, 2024

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 143,442	$ 121,642	$ -
Interest	8,083	12,191	57,178
Total Investment Income	151,525	133,833	57,178

Expenses:
Advisory	69,028	120,657	9,873
Administrative	46,019	38,610	8,885
Total Expenses	115,047	159,267	18,758

Net Investment Income (Loss)	36,478	(25,434)	38,420

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	598,846	901,740	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,026,295	2,654,123	(27,187)
Net Realized and Unrealized Gain (Loss) on Investments	1,625,141	3,555,863	(27,187)

Net Increase in Net Assets Resulting from Operations	$ 1,661,619	$ 3,530,429	$ 11,233

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2024	12/31/2023
Increase in Net Assets From Operations:
Net Investment Income	$ 36,478	$ 69,808
Net Realized Gain on Investments	598,846	12,270
Net Change in Unrealized Appreciation on Investments	1,026,295	932,303
Net Increase in Net Assets Resulting from Operations	1,661,619	1,014,381

Distributions to Shareholders	(635,575)	(82,121)

Capital Share Transactions:
Proceeds from Shares Sold	163,037	170,036
Reinvestment of Distributions	635,575	82,121
Cost of Shares Redeemed	(368,303)	(460,978)
Net Increase (Decrease) from Capital Shares Transactions	430,309	(208,821)

Total Increase	1,456,353	723,439

Net Assets
Beginning of Year	8,287,866	7,564,427

End of Year	$ 9,744,219	$ 8,287,866

Capital Share Transactions:
Shares Sold	4,434	5,650
Shares Issued on Reinvestment of Distributions	16,876	2,473
Shares Redeemed	(9,601)	(15,179)
Net Increase (Decrease) in Outstanding Shares of the Fund	11,709	(7,056)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2024	12/31/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (25,434)	$ 31,984
Net Realized Gain on Investments	901,740	390,002
Net Change in Unrealized Appreciation on Investments	2,654,123	2,319,347
Net Increase in Net Assets Resulting from Operations	3,530,429	2,741,333

Distributions to Shareholders	(888,403)	(422,135)

Capital Share Transactions:
Proceeds from Shares Sold	314,220	261,693
Reinvestment of Distributions	877,387	416,920
Cost of Shares Redeemed	(872,200)	(796,733)
Net Increase (Decrease) from Capital Shares Transactions	319,407	(118,120)

Total Increase	2,961,433	2,201,078

Net Assets
Beginning of Year	14,591,643	12,390,565

End of Year	$ 17,553,076	$ 14,591,643

Capital Share Transactions:
Shares Sold	7,891	8,087
Shares Issued on Reinvestment of Distributions	20,557	11,705
Shares Redeemed	(21,432)	(24,898)
Net Increase (Decrease) in Outstanding Shares of the Fund	7,016	(5,106)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2024	12/31/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 38,420	$ 22,080
Net Realized Loss on Investments	-	(6,414)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,187)	59,485
Net Increase in Net Assets Resulting from Operations	11,233	75,151

Distributions to Shareholders	(38,462)	(22,353)

Capital Share Transactions:
Proceeds from Shares Sold	743,765	463,995
Shares Issued on Reinvestment of Distributions	38,462	22,353
Cost of Shares Redeemed	(71,155)	(404,888)
Net Increase from Capital Share Transactions	711,072	81,460

Total Increase	683,843	134,258

Net Assets
Beginning of Year	1,811,382	1,677,124

End of Year	$ 2,495,225	$ 1,811,382

Capital Share Transactions:
Shares Sold	72,881	47,693
Shares Issued on Reinvestment of Distributions	3,873	2,233
Shares Redeemed	(7,089)	(41,187)
Net Increase in Outstanding Shares of the Fund	69,665	8,739

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020

Net Asset Value, at Beginning of Year	$ 33.13	$ 29.41	$ 34.48	$ 27.54	$ 26.46

Income From Investment Operations:
Net Investment Income *	0.15	0.27	0.31	0.13	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	6.53	3.78	(4.01)	8.00	1.40
Total from Investment Operations	6.68	4.05	(3.70)	8.13	1.57

Distributions:
Net Investment Income	(0.15)	(0.28)	(0.32)	(0.14)	(0.17)
Realized Gains	(2.45)	(0.05)	(1.05)	(1.05)	(0.32)
Total from Distributions	(2.60)	(0.33)	(1.37)	(1.19)	(0.49)

Net Asset Value, at End of Year	$ 37.21	$ 33.13	$ 29.41	$ 34.48	$ 27.54

Total Return **	20.06%	13.77%	(10.69)%	29.50%	5.95%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 9,744	$ 8,288	$ 7,564	$ 8,873	$ 7,275
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.40%	0.89%	0.99%	0.41%	0.66%
Portfolio Turnover	12.04%	9.46%	0.00%	3.20%	11.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020

Net Asset Value, at Beginning of Year	$ 35.46	$ 29.74	$ 37.94	$ 31.08	$ 27.41

Income From Investment Operations:
Net Investment Income (Loss) *	(0.06)	0.08	0.04	(0.08)	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	8.77	6.70	(6.65)	8.77	7.29
Total from Investment Operations	8.71	6.78	(6.61)	8.69	7.29

Distributions:
Net Investment Income	-	(0.08)	(0.04)	-	-
Realized Gains	(2.23)	(0.98)	(1.55)	(1.83)	(3.62)
Total from Distributions	(2.23)	(1.06)	(1.59)	(1.83)	(3.62)

Net Asset Value, at End of Year	$ 41.94	$ 35.46	$ 29.74	$ 37.94	$ 31.08

Total Return **	24.46%	22.77%	(17.37)%	27.90%	26.65%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 17,553	$ 14,592	$ 12,391	$ 15,388	$ 13,024
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16)%	0.24%	0.11%	(0.22)%	0.00%
Portfolio Turnover	12.05%	12.87%	6.05%	6.41%	16.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020

Net Asset Value, at Beginning of Year	$ 10.02	$ 9.74	$ 10.66	$ 11.05	$ 10.53

Income From Investment Operations:
Net Investment Income *	0.20	0.14	0.06	0.07	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.10)	0.27	(0.91)	(0.39)	0.52
Total from Investment Operations	0.10	0.41	(0.85)	(0.32)	0.62

Distributions:
Net Investment Income	(0.16)	(0.13)	(0.07)	(0.07)	(0.10)
Total from Distributions	(0.16)	(0.13)	(0.07)	(0.07)	(0.10)

Net Asset Value, at End of Year	$ 9.96	$ 10.02	$ 9.74	$ 10.66	$ 11.05

Total Return **	0.96%	4.16%	(8.01)%	(2.94)%	5.89%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,495	$ 1,811	$ 1,677	$ 1,788	$ 1,414
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.46%	0.64%	0.61%	0.87%
Portfolio Turnover	0.00%	37.00%	0.00%	0.00%	14.48%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Growth Fund and Bond Fund (collectively the “Funds”), and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The primary investment objective of each of the Funds follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large U.S. corporations; Growth Fund – long-term capital appreciation, investing primarily in common stocks of large U.S corporations, Bond Fund – current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) or expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders: The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, annually. Distributions will be recorded on ex-dividend date.

Security Transactions and Investment Income: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short-term investments. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of December 31, 2024:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 9,240,462	$ -	$ -	$ 9,240,462
Real Estate Investment Trust	349,812	-	-	349,812
Money Market Fund	153,083	-	-	153,083
	$ 9,743,357	$ -	$ -	$ 9,743,357

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 17,231,470	$ -	$ -	$ 17,231,470
Money Market Fund	335,721	-	-	335,721
	$ 17,567,191	$ -	$ -	$ 17,567,191

Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ -	$ 2,418,712	$ -	$ 2,418,712
Money Market Fund	66,660	-	-	66,660
	$ 66,660	$ 2,418,712	$ -	$ 2,485,372

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the year ended December 31, 2024. The Funds did not hold any derivative instruments at any time during the year ended December 31, 2024. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Under an agreement effective December 31, 2021 Smithbridge Asset Management, Inc. (“Smithbridge” or “Advisor”) acquired the assets of Morris Capital Advisors, LLC. The Board of Trustees voted to approve an investment advisory agreement with Smithbridge, effective December 31, 2021. Smithbridge assumed all duties and responsibilities previously performed by Morris Capital Advisors, LLC. At a Board of Trustees meeting on March 16, 2022 the Board voted to approve an interim investment advisory agreement and an investment advisory agreement with Smithbridge to act as investment adviser to Manor Investment Funds, pending shareholder approval. At a special meeting of shareholders held February 15, 2023 the shareholders of the Manor Fund, the Growth Fund, and the Bond Fund, voting separately, approved the new advisory agreement between the Trust and Smithbridge. Under the investment advisory agreement, the fee structure consists of a management fee not to exceed 0.75% of average net assets for the Manor Fund and the Growth Fund and a management fee not to exceed 0.50% of average net assets for the Bond Fund. The agreement also includes an administrative fee not to exceed 0.50%, 0.24% and 0.45% of average net assets for the Manor Fund, Growth Fund, and Bond Fund, respectively. Management and administrative fees are paid on a monthly basis. Expenses that may be excluded from the unified fees include such expenses as acquired fund fees or expenses.

Advisory Fees for the year ended December 31, 2024

	Manor Fund	Growth Fund	Bond Fund
Advisory Fees Earned	$ 69,028	$ 120,657	$ 9,873
Advisory Fees owed to Advisor	$ 6,396	$ 11,480	$ 1,061

Administrative Fees for the year ended December 31, 2024

	Manor Fund	Growth Fund	Bond Fund
Administrative Fees Earned	$ 46,019	$ 38,610	$ 8,885
Administrative Fees owed to Advisor	$ 4,264	$ 3,674	$ 955

Administrative Shareholder Servicing Fees

The Trust entered into an Administrative Services Agreement with Smithbridge effective January 1, 2022, under which Smithbridge, as Advisor to the Funds, provides certain services to the Trust including, but not limited to: accounting, recordkeeping, and portfolio administration of the funds; preparation, distribution, and filing of required reports; managing operational requirements and service providers; organizing and managing the Board of Trustees; and providing marketing and distribution services. Under the Administrative Services Agreement the Advisor earns a fee of 0.05% of net average assets of the Trust. This administrative shareholder services fee is included in the ordinary expenses of the Trust on an annual basis, billed monthly. The fee may be waived for assets in any fund series during periods that the Advisor serves as investment advisor to that series. For the year ended December 31, 2024, no fees were billed or accrued for the Advisor under this agreement.

As Administrator to the Trust, the Advisor also oversees the third-party service providers. The Advisor pays all expenses related to management and administrative support for the Funds, including those third-party services currently under contract, as approved by the Board. The Advisor also pays certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) that charge a fee for providing distribution related services and/or certain administrative functions for the Fund shareholders.

Daniel A. Morris serves Co-Chief Investment Officer of the Advisor. He also served as the Trust’s President and Trustee until March 28, 2023, at which time the shareholders of the Trust elected Gregory B. Getts to serve as the Trust’s President and Trustee. Mr. Getts is also the owner/President of Mutual Shareholder Services, LLC (“MSS”) the Funds transfer agent and fund accountant. The Trust, on behalf of the Funds, entered into a Compliance Agreement with Empirical Administration, LLC ("Empirical") which provides for compliance services to the Funds. Brandon M. Pokersnik is the owner/president of Empirical and also an employee of MSS. He serves as the Chief Compliance Officer and an officer of the Trust.

4. SEGMENT REPORTING

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

5. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the years ended December 31, 2024, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 1,088,035	$ 1,906,116	$ 740,596
Sales	$ 1,351,980	$ 2,355,215	$ -

6. TAX MATTERS NOTE

As of December 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments +	$ 4,107,198	$ 5,832,134	$ 2,591,186
Gross tax appreciation of investments	$ 5,636,159	$ 11,735,585	$ 1,107
Gross tax depreciation of investments	-	(528)	(106,921)
Net tax appreciation (depreciation)	$ 5,636,159	$ 11,735,057	$ (105,814)

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2024, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain (Loss)	Capital Loss Carryforward	Total Distributable Earnings (Deficit)
Manor Fund	$ 5,636,159	$ -	$ -	$ -	$ 5,636,159
Growth Fund +	$ 11,735,057	$ -	$ -	$ -	$ 11,735,057
Bond Fund	$ (105,814)	$ -	$ -	$ (15,992)	$ (121,806)

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Growth Fund.

As of December 31, 2024, the Growth Fund recorded permanent book/tax differences of $13,697 from distributable earnings (an increase to distributable earnings) to paid-in-capital (a decrease to paid-in-capital) due to net operating losses.

As of December 31, 2024, the Bond Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ (12,754)
Short-term non-expiring	$ (3,238)
Total	$ (15,992)

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Manor Fund	Growth Fund	Bond Fund
Ordinary Income	$ 41,605	$ —	$ 38,462
Long-term Gain	$ 593,970	$ 888,403	$ —

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Manor Fund	Growth Fund	Bond Fund
Ordinary Income	$ 69,851	$ 32,133	$ 22,353
Long-term Gain	$ 12,270	$ 390,002	$ —

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8. MARKET RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

9. SECTOR RISK

The Manor Fund and Growth Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

10. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is February 9, 2026 for Funds with more than $1 billion in assets and August 9, 2026 for Funds with less than $1 billion in assets. The Funds are in compliance with this new rule.

11. CHANGE OF SERVICE PROVIDERS

As of April 26, 2024, the Funds changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Funds.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of the Manor Fund, Growth Fund and

Bond Fund, each a series of the Manor Investment Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Manor Fund, Growth Fund and Bond Fund (collectively the "Funds"), each a series of the Manor Investment Funds, including the schedules of investments, as of December 31, 2024 the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Manor Investment Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2003

Dallas, Texas

February 26, 2025

Manor Investment Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2024 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Funds website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These forms are available on the SEC’S website at http://www.sec.gov. They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Manor Investment Funds

Fund Office:

15 Chester County Commons

Malvern, PA 19355

610-722-0900 800-787-3334

www.manorfunds.com

Funds distributed by:

Foreside Funds Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is included as part of the material filed under Item 7 of this form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16. CONTROLS AND PROCEDURES

(a) The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics — For annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds
By /s/ Daniel A. Morris
President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Manor Investment Funds
By /s/ Daniel A. Morris
President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: March 4, 2025